Leases - Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash paid for amounts in the measurement of lease liabilities		$ (27,119)